Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (404,654)	₩ (520,857)
Deferred tax expense (income)	(426,039)	25,580
Directly charged to (credited from) equity	(57,544)	90,623	₩ 4,669
Others	(2,324)
Ending	(890,561)	(404,654)	(520,857)
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	61,911	59,957
Deferred tax expense (income)	5,091	1,954
Ending	67,002	61,911	59,957
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(616)	(2,567)
Deferred tax expense (income)	(1,851)	1,951
Ending	(2,467)	(616)	(2,567)
Available- for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	101,472	30,365
Deferred tax expense (income)	8,192	(11,886)
Directly charged to (credited from) equity	(55,883)	82,993
Ending	53,781	101,472	30,365
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(476,098)	(355,273)
Deferred tax expense (income)	(461,271)	(120,827)
Directly charged to (credited from) equity	(260)	2
Ending	(937,629)	(476,098)	(355,273)
Property and equipment (depreciation) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(253,323)	(327,572)
Deferred tax expense (income)	17,980	74,249
Ending	(235,343)	(253,323)	(327,572)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	7,448	2,485
Deferred tax expense (income)	(5,136)	4,963
Ending	2,312	7,448	2,485
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	35,505	28,327
Deferred tax expense (income)	1,237	4,004
Directly charged to (credited from) equity	1,618	3,174
Ending	38,360	35,505	28,327
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	28,975	24,521
Directly charged to (credited from) equity	(3,019)	4,454
Ending	25,956	28,975	24,521
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	19,369	19,517
Deferred tax expense (income)	2,562	(148)
Ending	21,931	19,369	19,517
Reserve for research and manpower development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(4,775)	(7,162)
Deferred tax expense (income)	2,388	2,387
Ending	(2,387)	(4,775)	(7,162)
Goodwill [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	3,105	3,713
Deferred tax expense (income)	(938)	(608)
Ending	2,167	3,105	3,713
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	34,911	(23,782)
Deferred tax expense (income)	(29,248)	58,693
Others	(2,324)
Ending	3,339	34,911	(23,782)
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(442,116)	(545,406)
Deferred tax expense (income)	(460,994)	12,667
Directly charged to (credited from) equity	(57,544)	90,623
Others	(2,324)
Ending	(962,978)	(442,116)	(545,406)
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	37,462	24,549
Deferred tax expense (income)	34,955	12,913
Ending	₩ 72,417	37,462	24,549
Unearned revenue (activation fees) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		2,065
Deferred tax expense (income)		₩ (2,065)
Ending			₩ 2,065